Basis of Presentation and Summary of Significant Accounting Policies - Summary of Fair Value Measurements at Reporting Date (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Derivative Assets | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value		$ 2,587,581
Share-based payment liability [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	$ 1,400,000	1,400,000
Derivative Liability [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	$ 1,513,430	$ 2,579,875